Use of judgements and estimates - Immaterial error (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Amount of simulations performed			10,000
Changes in Calculation of Withholding Tax in Brazil and Taiwan Due to Omission
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase in Revenue from sales of goods	$ 77,000	$ 175,000	$ 463,000
Increase in Corporate income tax expense	$ 209,000	389,000	844,000
Increase in Tax liabilities		134,000	289,000
Decrease of Trade and other payables		121,000	97,000
Decrease in Trade and other receivables		$ 41,000	$ 189,000
Share of durable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase			10.00%
Percentage of decrease			10.00%
Decrease in deferred revenue balance			$ 24,960
Increase in deferred revenue balance			$ 24,960
Share of consumable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase			10.00%
Percentage of decrease			10.00%
Decrease in deferred revenue balance			$ 5,990
Increase in deferred revenue balance			$ 5,990
Estimated lifespans | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase			10.00%
Percentage of decrease			10.00%
Decrease in deferred revenue balance			$ 18,578
Increase in deferred revenue balance			$ 15,448